Annual Fund Operating Expenses - Sound Shore Fund	Jul. 23, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2028
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.91%
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[1]
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	0.75%

[1]	Estimated expenses for the current fiscal year.
[2]	The Adviser has contractually agreed to limit its investment advisory fee and reimburse expenses as necessary to ensure that the net annual operating expenses (excluding all advisory fees, taxes, interest, portfolio transaction expenses, brokerage commissions, acquired fund fees and expenses, proxy expenses, and extraordinary expenses) do not exceed 0.75% for Institutional Shares through April 30, 2028 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees.